Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Values of Intangible Assets and Related Accumulated Amortization
The carrying values of the Company’s intangible assets and related accumulated amortization for the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	As of June 30,
	2024	2023
	(in millions)
Intangible Assets Not Subject to Amortization
Trademarks and tradenames	$267	$267
Newspaper mastheads	281	281
Imprints	222	225
Radio broadcast licenses	113	122
Total intangible assets not subject to amortization	883	895
Intangible Assets Subject to Amortization
Publishing rights(a)	285	319
Customer relationships(b)	750	810
Other(c)	30	36
Total intangible assets subject to amortization, net	1,065	1,165
Total Intangible assets, net	$1,948	$2,060
(a)Net of accumulated amortization of $373 million and $341 million as of June 30, 2024 and 2023, respectively. The useful lives of publishing rights range from 3 to 30 years primarily based on the weighted-average remaining contractual terms of the underlying publishing contracts and the Company’s estimates of the period within those terms that the asset is expected to generate a majority of its future cash flows.
(b)Net of accumulated amortization of $607 million and $548 million as of June 30, 2024 and 2023, respectively. The useful lives of customer relationships range from 3 to 25 years. The useful lives of these assets are estimated by applying historical attrition rates and determining the resulting period over which a majority of the accumulated undiscounted cash flows related to the customer relationships are expected to be generated.
(c)Net of accumulated amortization of $95 million and $89 million as of June 30, 2024 and 2023, respectively. The useful lives of other intangible assets range from 3 to 15 years. The useful lives represent the periods over which these intangible assets are expected to contribute directly or indirectly to the Company’s future cash flows.

Schedule of Changes in Carrying Value of Goodwill, by Segment
The changes in the carrying value of goodwill, by segment, are as follows:

	Dow Jones	Digital Real Estate Services	Book Publishing	News Media	Total Goodwill
	(in millions)
Balance, June 30, 2022	$2,191	$1,561	$407	$141	$4,300
Acquisitions	4	—	9	—	13
Foreign exchange and other	—	(19)	(3)	—	(22)
Balance, June 30, 2023	$2,195	$1,542	$413	$141	$4,291
Acquisitions	—	60	—	—	60
Impairments	—	—	—	(9)	(9)
Foreign exchange and other	—	2	(7)	(1)	(6)
Balance, June 30, 2024	$2,195	$1,604	$406	$131	$4,336